Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
The Company leases its office and manufacturing facilities under four non-cancellable operating leases which expire in 2023 to 2027 and one month to-month operating lease. During the year ended December 31, 2021, the Company signed three operating leases: (1) office in Europe, (2) manufacturing facility and (3) a R&D facility. The contractual obligations for the manufacturing facility and R&D facility was $10.9 million and $0.5 million, respectively, in base rent and certain reimbursement of lessor’s operating expenses. The agreements include a provision for renewal at the then market rate for terms specified in each lease. During the year ended December 31, 2021, the Company also signed a finance lease for technology equipment.
Total ROU assets and lease liabilities are as follows:

	December 31,
	2021	2020
	(In thousands)
Right-of-use assets:
Net book value (Other assets)	$11,073	$633
Operating lease liabilities:
Current (Accrued expense and other current liabilities)	$2,222	$494
Noncurrent (Other noncurrent liabilities)	9,143	232
	11,365	726
Financing lease liabilities:
Current (Accrued expense and other current liabilities)	$33	$—
Noncurrent (Other noncurrent liabilities)	41	—
	$74	$—
Total lease liabilities	$11,439	$726
There were no impairments recorded related to these assets as of December 31, 2021 and 2020.
Information about lease-related balances were as follows:

	December 31,
	2021	2020
	(In thousands, except years and percentages)
Operating lease expense	$1,058	$571
Financing lease expense	31	—
Short-term lease expense	186	27
Total lease expense	$1,275	$598
Cash paid for leases	$1,018	$557
Weighted – average remaining lease term – operating leases (years)	4.9	1.6
Weighted – average discount rate – operating leases	4.4%	4.5%
Maturity of operating lease liabilities as of December 31, 2021 are as follows:

(In thousands)
2022	$2,306
2023	2,696
2024	2,670
2025	2,232
2026	2,315
Thereafter	599
Total operating lease payments	$12,818
Less portion representing imputed interest	(1,453)
Total operating lease liabilities	$11,365
Less current portion	2,222
Long-term portion	$9,143

Leases	Leases
The Company leases its office and manufacturing facilities under four non-cancellable operating leases which expire in 2023 to 2027 and one month to-month operating lease. During the year ended December 31, 2021, the Company signed three operating leases: (1) office in Europe, (2) manufacturing facility and (3) a R&D facility. The contractual obligations for the manufacturing facility and R&D facility was $10.9 million and $0.5 million, respectively, in base rent and certain reimbursement of lessor’s operating expenses. The agreements include a provision for renewal at the then market rate for terms specified in each lease. During the year ended December 31, 2021, the Company also signed a finance lease for technology equipment.
Total ROU assets and lease liabilities are as follows:

	December 31,
	2021	2020
	(In thousands)
Right-of-use assets:
Net book value (Other assets)	$11,073	$633
Operating lease liabilities:
Current (Accrued expense and other current liabilities)	$2,222	$494
Noncurrent (Other noncurrent liabilities)	9,143	232
	11,365	726
Financing lease liabilities:
Current (Accrued expense and other current liabilities)	$33	$—
Noncurrent (Other noncurrent liabilities)	41	—
	$74	$—
Total lease liabilities	$11,439	$726
There were no impairments recorded related to these assets as of December 31, 2021 and 2020.
Information about lease-related balances were as follows:

	December 31,
	2021	2020
	(In thousands, except years and percentages)
Operating lease expense	$1,058	$571
Financing lease expense	31	—
Short-term lease expense	186	27
Total lease expense	$1,275	$598
Cash paid for leases	$1,018	$557
Weighted – average remaining lease term – operating leases (years)	4.9	1.6
Weighted – average discount rate – operating leases	4.4%	4.5%
Maturity of operating lease liabilities as of December 31, 2021 are as follows:

(In thousands)
2022	$2,306
2023	2,696
2024	2,670
2025	2,232
2026	2,315
Thereafter	599
Total operating lease payments	$12,818
Less portion representing imputed interest	(1,453)
Total operating lease liabilities	$11,365
Less current portion	2,222
Long-term portion	$9,143